Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Deposits [Abstract]
Summary of Interest Expense on Deposits
A summary of interest expense on deposits for the years ended December 31 follows:

	2022	2021	2020
	(In thousands)
Savings and interest-bearing checking	$6,078	$2,101	$2,264
Reciprocal	4,421	764	2,158
Time	1,902	1,507	7,073
Brokered time	1,750	93	1,171
Total	$14,151	$4,465	$12,666

Summary of Maturity of Time Deposits
A summary of the maturity of time deposits at December 31, 2022, follows (1):

(In thousands)
2023	$509,639
2024	54,808
2025	6,348
2026	5,791
2027	3,488
2028 and thereafter	147
Total	$580,221

(1)	Includes time deposits, brokered time deposits and reciprocal time deposits

Summary of Reciprocal Deposits	A summary of reciprocal deposits at December 31 follows:

	2022	2021
	(In thousands)
Demand	$554,585	$559,664
Money market	1,196	2,546
Time	46,794	24,416
Total	$602,575	$586,626